Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
Goodwill and Intangible Assets, Net
Goodwill

	Advanced Engineered Materials	Consumer Specialties	Industrial Specialties	Acetyl Intermediates	Total
	(In $ millions)
As of December 31, 2010
Goodwill	299	249	35	191	774
Accumulated impairment losses	—	—	—	—	—
Net book value	299	249	35	191	774
Acquisitions (Note 4)	—	—	1	—	1
Exchange rate changes	(5)	(3)	(1)	(6)	(15)
As of December 31, 2011
Goodwill	294	246	35	185	760
Accumulated impairment losses	—	—	—	—	—
Net book value	294	246	35	185	760
Acquisitions (Note 4)	—	—	7	—	7
Exchange rate changes	3	3	—	4	10
As of December 31, 2012
Goodwill	297	249	42	189	777
Accumulated impairment losses	—	—	—	—	—
Net book value	297	249	42	189	777

In connection with the Company's annual goodwill impairment test performed during the three months ended September 30, 2012 using June 30 balances, the Company did not record an impairment loss related to goodwill as the estimated fair value for each of the Company's reporting units exceeded the carrying value of the underlying assets by a substantial margin. No events or changes in circumstances occurred during the three months ended December 31, 2012 that would indicate that the carrying amount of the assets may not be fully recoverable. Accordingly, no additional impairment analysis was performed during that period.
Intangible Assets, Net
Finite-lived intangibles are as follows:

	Licenses	Customer- Related Intangible Assets	Developed Technology	Covenants Not to Compete and Other	Total
	(In $ millions)
Gross Asset Value
As of December 31, 2010	30	526	20	25	601
Acquisitions (Note 4)	—	—	7	—	7
Exchange rate changes	2	(13)	—	(1)	(12)
As of December 31, 2011	32	513	27	24	596
Acquisitions (Note 4)	—	4	3	8	15	(1)
Exchange rate changes	—	8	—	—	8
As of December 31, 2012	32	525	30	32	619
Accumulated Amortization
As of December 31, 2010	(10)	(395)	(11)	(14)	(430)
Amortization	(3)	(52)	(3)	(4)	(62)
Exchange rate changes	—	14	—	—	14
As of December 31, 2011	(13)	(433)	(14)	(18)	(478)
Amortization	(3)	(40)	(3)	(5)	(51)
Exchange rate changes	—	(7)	—	—	(7)
As of December 31, 2012	(16)	(480)	(17)	(23)	(536)
Net book value	16	45	13	9	83
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(1)	Weighted average amortization period of intangible assets acquired was 8 years.
Indefinite-lived intangibles are as follows:

Trademarks and Trade Names
(In $ millions)
Gross Asset Value
As of December 31, 2010	81
Acquisitions (Note 4)	—
Exchange rate changes	(2)
As of December 31, 2011	79
Acquisitions (Note 4)	2
Exchange rate changes	1
As of December 31, 2012	82

The Company’s trademarks and trade names have an indefinite life. For the year ended December 31, 2012, the Company did not renew or extend any intangible assets.
Estimated amortization expense for the succeeding five fiscal years is as follows:

(In $ millions)
2013	32
2014	21
2015	10
2016	7
2017	6

In connection with the Company's annual indefinite-lived intangible assets impairment test performed during the three months ended September 30, 2012 using June 30 balances, the Company did not record an impairment loss to indefinite-lived intangible assets as the estimated fair value for each of the Company's indefinite-lived intangible assets exceeded the carrying value of the underlying asset by a substantial margin. No events or changes in circumstances occurred during the three months ended December 31, 2012 that would indicate that the carrying amount of the assets may not be fully recoverable. Accordingly, no additional impairment analysis was performed during that period.